Share-Based Payments - Summary of Options - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation costs related to awards not yet recognised	$ 53.0	$ 36.6	$ 1.5
Share based compensation recognition period	4 years
Ordinary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unexercised options and shares, percent	2.20%
Top of range [member] | Ordinary Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of ordinary shares that can be issued	41,076,635
Maximum number of shares that can be issued to an individual	4,107,663